INCOME TAXES (Narrative) (Details)	12 Months Ended					60 Months Ended			0 Months Ended	12 Months Ended	60 Months Ended	12 Months Ended									24 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2007	Dec. 31, 2012 CNY	Dec. 31, 2012 Motel 168 [Member] CNY	Dec. 31, 2011 Motel 168 [Member] CNY	Sep. 26, 2011 Motel 168 [Member] Secured Debt [Member] USD ($)	Dec. 31, 2012 New CIT Law [Member]	Dec. 31, 2012 New CIT Law [Member]	Dec. 31, 2012 Home Inns Hong Kong Subsidiaries [Member] CNY	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] Before 2008 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2008 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2009 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2010 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2011 [Member]	Dec. 31, 2012 Five Subsidiaries [Member] New CIT Law [Member] 2012 [Member]	Dec. 31, 2010 PRC subsidiaries [Member] CNY	Dec. 31, 2009 PRC subsidiaries [Member] CNY	Dec. 31, 2009 Shanghai Banli Software Technology Co., Ltd. [Member] New CIT Law [Member]	Dec. 31, 2012 Shanghai Banli Software Technology Co., Ltd. [Member] New CIT Law [Member]	Dec. 31, 2012 Suzhou Hengchuang Software Co., Ltd. [Member] New CIT Law [Member]	Dec. 31, 2015 Suzhou Hengchuang Software Co., Ltd. [Member] New CIT Law [Member]
Income Taxes [Line Items]
Cayman Islands withholding tax	0
Hong Kong profit tax rate												16.50%
Hong Kong profit tax provided												0
PRC corporate income tax rate	25.00%	25.00%	25.00%		33.00%						25.00%			18.00%	20.00%	22.00%	24.00%	25.00%
Preferential income tax rate													15.00%									12.50%		12.50%
Income tax exemption period from first profitable year																					2 years		2 years
Preferential income tax period																						3 years		3 years
General withholding tax rate										10.00%
Special withholding tax rate for jurisdictions signed tax treaties with PRC										5.00%
Dividend declared by PRC subsidiaries																			0	0
Deferred tax liability			0	0
Secured credit facility, term loan facility agreement									240,000,000
Loan facility period									4 years
Relevant deferred tax liability in connection with cumulative distributable earnings	29,439,000	38,313,000				29,439,000
Preferential withholding tax rate by tax arrangement between PRC and Hong Kong						5.00%
Tax loss carry forward	702,684,000					702,684,000
Tax loss carry forward, maximum period	5 years
Tax loss carry forward expiration date	on or before January 1, 2018
Valuation allowance	222,982,000	271,097,000				222,982,000	166,571,000	237,385,000